Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communication Services Portfolio

November 30, 2020

BAM-QTLY-0121
1.810700.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Communications Equipment - 0.6%
Communications Equipment - 0.6%
EchoStar Holding Corp. Class A (a)	200,200	$4,758,754
Diversified Financial Services - 0.6%
Specialized Finance - 0.6%
Flying Eagle Acquisition Corp. (a)	316,600	4,907,300
Diversified Telecommunication Services - 5.8%
Alternative Carriers - 5.8%
GCI Liberty, Inc. (a)	158,132	14,408,988
Liberty Global PLC Class C (a)	1,064,100	23,027,124
Liberty Latin America Ltd. Class C (a)	482,486	5,456,917
Vonage Holdings Corp. (a)	337,000	4,333,820
		47,226,849
Entertainment - 22.1%
Interactive Home Entertainment - 9.0%
Activision Blizzard, Inc.	419,300	33,325,964
Electronic Arts, Inc.	134,200	17,144,050
Sea Ltd. ADR (a)	26,100	4,707,657
Take-Two Interactive Software, Inc. (a)	73,700	13,303,587
Zynga, Inc. (a)	549,300	4,531,725
		73,012,983
Movies & Entertainment - 13.1%
Cinemark Holdings, Inc. (b)	728,000	11,247,600
Liberty Media Corp.:
Liberty Media Class A (a)	198,262	7,500,251
Liberty SiriusXM Series A (a)	240,400	9,841,976
Liberty SiriusXM Series C (a)	19,870	814,869
Lions Gate Entertainment Corp.:
Class A (a)(b)	34,500	336,030
Class B (a)	328,634	2,951,133
Netflix, Inc. (a)	56,600	27,773,620
Spotify Technology SA (a)	8,200	2,389,234
The Walt Disney Co.	266,471	39,440,373
World Wrestling Entertainment, Inc. Class A	80,100	3,447,504
		105,742,590

TOTAL ENTERTAINMENT		178,755,573

Equity Real Estate Investment Trusts (REITs) - 0.1%
Specialized REITs - 0.1%
Lamar Advertising Co. Class A	6,000	477,660
Outfront Media, Inc.	18,800	356,072
		833,732
Health Care Equipment & Supplies - 1.2%
Health Care Supplies - 1.2%
Hoya Corp.	72,000	9,575,176
Household Durables - 0.5%
Consumer Electronics - 0.5%
Sony Corp.	42,900	3,997,657
Interactive Media & Services - 46.3%
Interactive Media & Services - 46.3%
Alphabet, Inc. Class A (a)	112,000	196,492,799
ANGI Homeservices, Inc. Class A (a)(b)	553,500	6,841,260
Facebook, Inc. Class A (a)	508,700	140,894,639
InterActiveCorp (a)	14,900	2,115,651
Match Group, Inc. (a)	121,370	16,895,918
Snap, Inc. Class A (a)	86,800	3,855,656
Zillow Group, Inc. Class A (a)	61,000	6,731,350
		373,827,273
Media - 11.1%
Advertising - 0.0%
S4 Capital PLC (a)	65,900	418,265
Broadcasting - 2.5%
Nexstar Broadcasting Group, Inc. Class A	45,500	4,788,875
Sinclair Broadcast Group, Inc. Class A	14,400	392,544
ViacomCBS, Inc. Class B	421,400	14,866,992
		20,048,411
Cable & Satellite - 8.6%
Altice U.S.A., Inc. Class A (a)	84,200	2,856,064
Comcast Corp. Class A	456,000	22,909,440
DISH Network Corp. Class A (a)	132,139	4,739,826
Liberty Broadband Corp. Class A (a)	247,723	38,835,535
		69,340,865

TOTAL MEDIA		89,807,541

Road & Rail - 2.0%
Trucking - 2.0%
Lyft, Inc. (a)	413,000	15,764,210
Software - 0.2%
Application Software - 0.2%
Digital Turbine, Inc. (a)	42,200	1,898,156
Wireless Telecommunication Services - 8.2%
Wireless Telecommunication Services - 8.2%
Millicom International Cellular SA	272,000	10,722,240
T-Mobile U.S., Inc.	419,250	55,735,095
		66,457,335
TOTAL COMMON STOCKS
(Cost $493,605,289)		797,809,556

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.09% (c)	9,869,176	9,871,150
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	19,094,560	19,096,469
TOTAL MONEY MARKET FUNDS
(Cost $28,967,619)		28,967,619
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $522,572,908)		826,777,175
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(18,893,151)
NET ASSETS - 100%		$807,884,024

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,916
Fidelity Securities Lending Cash Central Fund	223,964
Total	$230,880

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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